Financial Risk Management - Concentration of insurance risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management.
Insurance	$ 31,595.0	$ 31,064.1
Reinsurance	$ (5,522.1)	(6,197.7)
Reserving risk
Asbestos and environmental claims, maximum settlement period (in years)	40 years
Catastrophe risk
Normalized Net Earnings, Percent Return On Common Shareholders' Equity Adjusted To Pre-Tax Basis	15.00%
Carrying amount of catastrophe claims liability	$ 130,000.0
Canada
Financial Risk Management.
Insurance	2,796.7	2,869.1
United States
Financial Risk Management.
Insurance	18,143.5	17,167.6
Middle East and Asia
Financial Risk Management.
Insurance	4,401.0	5,249.5
Other International
Financial Risk Management.
Insurance	6,253.8	5,777.9
Property
Financial Risk Management.
Insurance	11,130.5	10,796.9
Casualty
Financial Risk Management.
Insurance	17,277.3	16,820.5
Specialty
Financial Risk Management.
Insurance	3,187.2	3,446.7
Insurance risk
Financial Risk Management.
Insurance	31,595.0	31,064.1
Reinsurance	(5,522.1)	(6,197.7)
Net insurance revenue	26,072.9	24,866.4
Insurance risk | Canada
Financial Risk Management.
Insurance	2,796.6	2,868.9
Reinsurance	(257.7)	(265.9)
Net insurance revenue	2,538.9	2,603.0
Insurance risk | United States
Financial Risk Management.
Insurance	18,143.6	17,167.9
Reinsurance	(2,855.7)	(2,870.7)
Net insurance revenue	15,287.9	14,297.2
Insurance risk | Middle East and Asia
Financial Risk Management.
Insurance	4,401.1	5,249.6
Reinsurance	(1,137.0)	(1,790.5)
Net insurance revenue	3,264.1	3,459.1
Insurance risk | Other International
Financial Risk Management.
Insurance	6,253.7	5,777.7
Reinsurance	(1,271.7)	(1,270.6)
Net insurance revenue	4,982.0	4,507.1
Insurance risk | Property
Financial Risk Management.
Net insurance revenue	9,008.9	8,524.4
Insurance risk | Property | Canada
Financial Risk Management.
Net insurance revenue	1,397.3	1,392.4
Insurance risk | Property | United States
Financial Risk Management.
Net insurance revenue	4,071.0	3,828.1
Insurance risk | Property | Middle East and Asia
Financial Risk Management.
Net insurance revenue	1,338.7	1,320.3
Insurance risk | Property | Other International
Financial Risk Management.
Net insurance revenue	2,201.9	1,983.6
Insurance risk | Casualty
Financial Risk Management.
Net insurance revenue	14,574.4	13,739.6
Insurance risk | Casualty | Canada
Financial Risk Management.
Net insurance revenue	1,040.2	1,113.8
Insurance risk | Casualty | United States
Financial Risk Management.
Net insurance revenue	10,316.7	9,582.3
Insurance risk | Casualty | Middle East and Asia
Financial Risk Management.
Net insurance revenue	1,336.0	1,274.1
Insurance risk | Casualty | Other International
Financial Risk Management.
Net insurance revenue	1,881.5	1,769.4
Insurance risk | Specialty
Financial Risk Management.
Net insurance revenue	2,489.6	2,602.4
Insurance risk | Specialty | Canada
Financial Risk Management.
Net insurance revenue	101.4	96.8
Insurance risk | Specialty | United States
Financial Risk Management.
Net insurance revenue	900.2	886.8
Insurance risk | Specialty | Middle East and Asia
Financial Risk Management.
Net insurance revenue	589.4	864.7
Insurance risk | Specialty | Other International
Financial Risk Management.
Net insurance revenue	898.6	754.1
Life insurance and Run-off
Financial Risk Management.
Insurance	253.3	189.6
Life insurance and Run-off | United States
Financial Risk Management.
Insurance	36.7	10.9
Life insurance and Run-off | Middle East and Asia
Financial Risk Management.
Insurance	59.9	42.0
Life insurance and Run-off | Other International
Financial Risk Management.
Insurance	156.7	136.7
Life insurance and Run-off | Property
Financial Risk Management.
Insurance	1.3
Life insurance and Run-off | Casualty
Financial Risk Management.
Insurance	35.4	10.9
Life insurance and Run-off | Specialty
Financial Risk Management.
Insurance	216.6	178.7
Life insurance and Run-off | Insurance risk
Financial Risk Management.
Net insurance revenue	$ 181.5	$ 151.9